FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 7) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Forward freight agreements one [Member]
Financial Liabilities
Financial liabilities	$ (587)	$ 0
Earn Out Consideration [Member]
Financial Liabilities
Financial liabilities	(8,061)	0
Swap contract [member]
Financial Liabilities
Financial liabilities	(145)	(138)
Forward freight agreements one [Member]
Financial Assets
Financial assets	442	0
Swap contract [member]
Financial Assets
Financial assets	$ 157	$ 51